LONG-TERM INVESTMENTS (Details) - Schedule of equity method investments - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 427,697	¥ 58,033
CSJ Golden Bull (Beijing) Investment Consulting Co., Ltd (“CSJ Golden Bull” [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[1]	10,549	17,101
PT.TIRTA Finance [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[2]	24,218	19,760
Hubei Consumption Financial Company (“Hubei Consumption”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	[3]	390,019
Others [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments		¥ 2,911	¥ 21,172

[1]	In September 2017, the Group purchased an equity interest of CSJ Golden Bull for a total cash consideration of RMB40,900. The Group holds a 25% equity interest as of December 31, 2021 and December 31, 2022.Equity loss of CSJ Golden Bull for the years ended December 31, 2020,2021 and 2022 was RMB4,540, RMB5,034 and RMB6,552 respectively.
[2]	In June 2021, the Group sold 40% of PT.TIRTA Finance to Trusty Cars Pte. Ltd (a third party) and 5% of PT.TIRTA Finance to PT SAHABAT MITRA (a third party), and therefore deconsolidated PT.TIRTA Finance and record a loss of RMB582. The fair value at the disposal day was RMB 49,927 using the asset-based method based on various assumptions, e.g. Fair market, going concern, policy stability, etc. The Group continued to have significant influence on PT.TIRTA Finance and account for a 40% equity interest in it. After the transaction, Trusty Cars Pte. Ltd became a related party. Nil transaction between Trusty Cars Pte. Ltd and the Group after the transaction. No impairment existed at December 31, 2022, and there were no observable price changes for the year ended December 31, 2022.Equity loss of PT.TIRTA Finance for the years ended December 31, 2020,2021 and 2022 was nil, RMB211 and RMB (136) respectively.
[3]	In December 2019, the Group paid RMB361,100 in cash in exchange for a 24.47% equity interest in Hubei Consumption. No impairment existed at December 31, 2021 and December 31, 2022, and there were no observable price changes for the year ended December 31, 2022.Equity income of Hubei Consumption for the years ended December 31, 2020,2021 and 2022 was RMB 4,540, nil and RMB 28,919 respectively.